Deferred income tax - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 121,600,000	$ 96,500,000
Current income taxes	2,441,000	5,900,000
Assets for current income taxes	602,000	4,257,000
Income tax assets	1,839,000	1,643,000
Liability for income taxes	43,422,000	$ 49,465,000
Derecognition deferred tax asset, losses	$ 7,198,000